Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

10.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the three months period ended March 31, 2019 and 2018 are as follows:

	March 31, 2019	March 31, 2018
Decrease (increase) in accounts receivables	23	(59)
(Increase) in prepaid expenses	(20)	(318)
Decrease in trade payables and accrued liabilities	(36)	(2)
Total changes in working capital	(33)	(379)

During the period ended March 31, 2019, the Company:

i) recorded $135, the net change for accrued in exploration and evaluation expenditures.

During the period ended March 31, 2018, the Company:

ii) transferred $25 from reserve to deficit;

iii) recorded $716, the net change for accrued in exploration and evaluation expenditures.